UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	January 14, 2011

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	53
Form 13F Information Table Value Total:	$156,847

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105      907    10505 SH       SOLE                    10505
ABBOTT LABORATORIES            COM              002824100     5224   109034 SH       SOLE                   109034
APPLE COMPUTER                 COM              037833100      700     2170 SH       SOLE                     2170
AT&T                           COM              00206R102     4878   166027 SH       SOLE                   166027
AUTO DESK                      COM              052769106      659    17260 SH       SOLE                    17260
BANK OF AMERICA                COM              060505104      369    27695 SH       SOLE                    27695
CHARLES SCHWAB                 COM              808513105     4583   267863 SH       SOLE                   267863
CHEVRONTEXACO                  COM              166751107      941    10308 SH       SOLE                    10308
CISCO SYSTEMS                  COM              17275R102     4114   203379 SH       SOLE                   203379
CITRIX SYSTEMS                 COM              177376100     5412    79105 SH       SOLE                    79105
COCA COLA                      COM              191216100     2903    44146 SH       SOLE                    44146
CULLEN FROST BANKERS           COM              229899109     4628    75719 SH       SOLE                    75719
CVS CAREMARK                   COM              126650100     4771   137213 SH       SOLE                   137213
ELECTRONIC ARTS                COM              285512109     4235   258550 SH       SOLE                   258550
EMC                            COM              268648102     5781   252465 SH       SOLE                   252465
EMERSON ELECTRIC               COM              291011104      217     3799 SH       SOLE                     3799
EXXON MOBIL                    COM              302290101     5409    73974 SH       SOLE                    73974
FOREST OIL                     COM              346091606     6156   162115 SH       SOLE                   162115
GENERAL ELECTRIC               COM              369604103     5603   306351 SH       SOLE                   306351
HALLIBURTON                    COM              406216101      375     9194 SH       SOLE                     9194
HOSPIRA                        COM              441060100     4734    85005 SH       SOLE                    85005
ILLINOIS TOOL WORKS            COM              452308109     4791    89712 SH       SOLE                    89712
INTEL                          COM              458140100     4744   225569 SH       SOLE                   225569
INTERNATIONAL BUSINESS MACHINE COM              459200101      845     5760 SH       SOLE                     5760
JACOBS ENGINEERING             COM              469814107     4700   102505 SH       SOLE                   102505
JOHNSON CONTROLS               COM              478366107     5982   156591 SH       SOLE                   156591
KIMBERLY CLARK                 COM              494368103     1042    16528 SH       SOLE                    16528
LAZARD LTD-CL A                COM              021260622     4752   120332 SH       SOLE                   120332
MEDTRONIC                      COM              585055106     4557   122868 SH       SOLE                   122868
MICROSOFT                      COM              594918104     4974   178202 SH       SOLE                   178202
MONSANTO                       COM              61166W101     4227    60703 SH       SOLE                    60703
NIKE CLASS B                   COM              654106103     4995    58473 SH       SOLE                    58473
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      417     6383 SH       SOLE                     6383
POWER-ONE, INC.                COM              73930R102      104    10225 SH       SOLE                    10225
PROCTER & GAMBLE               COM              742718109      258     4007 SH       SOLE                     4007
REGIONS FINANCIAL              COM              7591EP100     2832   404565 SH       SOLE                   404565
SCHLUMBERGER                   COM              806857108     5267    63078 SH       SOLE                    63078
SIMMONS FIRST NATIONAL         COM              828730200      311    10925 SH       SOLE                    10925
SUNOVIA ENERGY TECHNOLOGIES    COM              86770A104        0    12000 SH       SOLE                    12000
TARGET                         COM              87612E106     5053    84040 SH       SOLE                    84040
THERMO FISHER SCIENTIFIC       COM              883556102     4722    85305 SH       SOLE                    85305
TYSON FOODS                    COM              902494103     3762   218480 SH       SOLE                   218480
WAL-MART                       COM              931142103     4672    86626 SH       SOLE                    86626
WALT DISNEY                    COM              254687106     5018   133775 SH       SOLE                   133775
WRIGHT MEDICAL                 COM              98235t107     1812   116690 SH       SOLE                   116690
AMERICAN CAP INCOME BUILDER CL                  140193400      219     4378 SH       SOLE                     4378
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     2009   174377 SH       SOLE                   174377
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      376     8113 SH       SOLE                     8113
FRANKLIN INCOME FUND CL A                       353496300       64    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      668     6985 SH       SOLE                     6985
VANGUARD INSTL INDEX-INST PL                    922040209      943     8203 SH       SOLE                     8203
WELLS FARGO ADV DJ TODAY - INV                  949917249      131    12292 SH       SOLE                    12292